Note 6 - Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

NOTE 6. GOODWILL AND INTANGIBLE ASSETS, NET

The carrying amount of goodwill included in the consolidated balance sheets as of December 31, 2014 and 2015 were RMB80,625,667 and RMB80,625,667 (US$12,446,458), respectively. The balance represents the goodwill arising from the Group’s acquisition of Royalstone, Health Field and Proadvancer, all were acquired prior to 2009.

The Group first assessed qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The value of the reporting unit implied by the test was based on management’s assessment of the Group’s business strategy, the related expected future cash flows based on working capital requirements and market capitalization. The Group perform a valuation test (step 1) based on assessments made in the qualitative process. As of December 31, 2015, there was no impairment and no impairment loss on goodwill was recognized.

Intangible assets included in the consolidated balance sheets as of December 31, 2015 and 2014 comprised of:

	Weighted Average Amortization Period (years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationship	4.48	¥36,270,003	¥36,270,003	¥-	$-
Software	5	6,588,516	6,588,516	-	-
Capitalized software development costs	4	81,619,434	45,747,923	35,871,511	5,537,607
Trademark	Indefinite	376,000	-	376,000	58,044
Balance at December 31, 2015		¥124,853,953	¥88,606,442	¥36,247,511	$5,595,651

	Weighted Average Amortization Period (years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationship	4.48	¥36,270,003	¥36,270,003	¥-
Software	5	6,588,516	6,588,516	-
Capitalized software development costs	4	77,249,770	37,331,510	39,918,260
Trademark	Indefinite	376,000	-	376,000
Balance at December 31, 2014		¥120,484,289	¥80,190,029	¥40,294,260

Amortization expense for the years ended December 31, 2013, 2014 and 2015 was RMB3.7 million, RMB3.8 million and RMB8.4 million (US$1.3 million), respectively. For the amount disclosed above, unamortized capitalized software costs for which amortization has not yet commenced as of December 31, 2014 and 2015 were RMB33.6 million and RMB1.0 million (US$0.2 million), respectively.

The Group determined the fair value of intangible assets based on the expected future cash flows generated by them. No impairment loss was recorded for the years ended December 31, 2013, 2014 and 2015.

Estimated aggregate amortization related to the existing intangible assets with finite lives for the each of succeeding five years is as follows:

	Chinese Yuan (Renminbi)	U.S. Dollars
For the years ending December 31,
2016	¥11,312,939	$1,746,417
2017	10,130,348	1,563,856
2018	9,527,959	1,470,863
2019	4,769,191	736,236
2020	131,074	20,235
2021 and thereafter	-	-
Total	35,871,511	5,537,607